Transactions with Related Parties, Pavimar (Details)	6 Months Ended	8 Months Ended	22 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Aug. 31, 2020 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2023 Vessel	Jun. 30, 2023 DryBulkVessels	Jun. 30, 2023 Vote	Dec. 31, 2022 USD ($) Vessel
Transactions with Related Parties [Abstract]
Due from related party, current	$ 5,458,734						$ 2,437,354
Pavimar [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / shares		500
Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / shares	600		600
Pavimar [Member] | Subcontracted Management Agreements [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management				4	3	1	3
Working capital guarantee deposits	$ 258,252						$ 258,252
Related Party [Member]
Transactions with Related Parties [Abstract]
Due to related party, current	3,369,200						2,664,976
Related Party [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Due to related party, current	37,200						259,100
Related Party [Member] | Subcontracted Management Agreements [Member]
Transactions with Related Parties [Abstract]
Due from related party, current	3,148,148						2,665,824
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Due from related party, current	$ 3,369,200						$ 2,664,976